PRO FORMA CONDENSED COMBINED FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF FINANCIAL STATEMENTS

	American Rebel Holdings, Inc	Champion Acquisition	Purchase Transaction Accounting	Financing Transaction Accounting	Pro Forma
	Historical	Historical	Adjustments	Adjustments	Combined
	31-Dec-22	31-Dec-22	31-Dec-22	31-Dec-22	31-Dec-22
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
ASSETS

CURRENT ASSETS:
Cash and cash equivalents	$85,339	$271,415	$-	$-	$356,754
Accounts receivable	496,898	1,116,591	(2,529)	-	1,619,960
Prepaid expense	178,559	28,493	-	-	207,052
Inventory	943,854	6,477,842	-	-	7,421,696
Inventory deposits and other	943,977	-	(943,977)	-	-
Total Current Assets	2,648,627	7,894,341	(946,506)	-	9,596,462

Property and Equipment, net	13,196	443,329	-	-	456,525

OTHER ASSETS:
Goodwill and Purchase Consideration	10,247,420	243,899	(5,674,420)	327,000	4,900,000
			(243,899)
Right of use - Assets	-	-	-	-	-
Lease deposits	4,750	13,282	-	-	18,032
	10,252,170	257,181	(5,918,319)	327,000	4,705,703

TOTAL ASSETS	$12,913,993	$8,594,851	$(6,864,825)	$327,000	$14,971,019

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)

CURRENT LIABILITIES:
Accounts payable and accrued expense	793,525	1,730,026	-	-	2,523,551
Accrued interest	103,919	-	-	-	103,919
Loan – officer - related party	-	-	-	-	-
Loan – working capital	602,643	600,000	(600,000)	-	602,643
Loans - nonrelated parties	-	-	-	-	-
Total Current Liabilities	1,500,087	2,330,026	(600,000)	-	3,230,113

Right of use - Liabilities	-	-	-	-	-
TOTAL LIABILITIES	1,500,087	2,330,026	(600,000)	-	3,230,113

STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, Class A	100	-	-	-	100
Preferred stock, Class B	75	-	-	-	75

Common stock,	677	-	-	-	677
Additional paid in capital	45,465,077	6,264,825	(6,264,825)	-	45,465,077
Accumulated deficit	(34,052,022)	-	-	327,000	(33,725,022)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	11,413,906	6,264,825	(6,264,825)	327,000	11,740,906

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$12,913,993	$8,594,851	$(6,864,825)	$327,000	$14,863,359

AMERICAN REBEL HOLDINGS, INC.

UNAUDITED CONDENSED COMBINED STATEMENTS OF OPERATIONS

	American Rebel Holdings, Inc	Champion Safe Et Al Company	Purchase Transaction Accounting	Financing Transaction Accounting	Pro Forma
	Historical	Historical	Adjustments	Adjustments	Combined
	31-Dec-21	31-Dec-21	31-Dec-21	31-Dec-21	31-Dec-21
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Revenue	$986,826	$18,304,859	$-	$(600,000)	$18,691,685
Cost of goods sold	812,130	14,354,863	-	(600,000)	14,566,993
Gross margin	174,696	3,949,996	-	-	4,124,692

Expenses:
Consulting – business development	2,012,803	1,838,947	-	-	3,851,750
Product development costs	330,353	24,558	-	-	354,911
Marketing and brand development costs	171,030	828,890	-	-	999,920
Administrative and other	968,306	518,705	-	-	1,487,011
Depreciation expense	3,643	24,919	-	-	28,562
Operating expenses	3,486,135	3,236,019	-	-	6,722,154
Operating income (loss)	(3,311,439)	713,977	-	-	(2,597,462)

Other Income (Expense)
Interest expense	(2,061,782)	(77,752)	-	1,800,000	(339,534)
Interest Income	-	305			305
Payroll Protection Loan Forgiven	-	625,064		-	625,064
Gain (Loss) on extinguishment of debt	(725,723)	-	-	725,723	-
Net income (loss) before income tax provision	(6,098,944)	1,261,594	-	2,525,723	(2,311,627)
Provision for income tax	-	-	-	-	-
Net income (loss)	$(6,098,944)	$1,261,594	$-	$2,525,723	$(2,311,627)
Basic and diluted income (loss) per share	$(48.00)	$-	$-	$-	$(18.25)
Weighted average common shares outstanding - basic and diluted	126,760	-	-	-	126,760

AMERICAN REBEL HOLDINGS, INC.

UNAUDITED CONDENSED COMBINED STATEMENTS OF OPERATIONS

	American Rebel Holdings, Inc	Champion Acquisition	Purchase Transaction Accounting	Financing Transaction Accounting	Pro Forma
	Historical	Historical	Adjustments	Adjustments	Combined
	31-Dec-22	31-Dec-22	31-Dec-22	31-Dec-22	31-Dec-22
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Revenue	$1,018,363	$17,909,282	$-	$(301,762)	$18,625,883
Cost of goods sold	776,063	13,569,736	-	(549,629)	13,796,170
Gross margin	242,300	4,339,546	-	247,867	4,829,713

Expenses:
Consulting/payroll and other payroll	1,016,212	2,083,574	-	-	3,099,786
Product development costs	746,871	44,408	-	-	791,279
Marketing and brand development costs	487,624	30,442	-	-	518,066
Administrative and other	3,002,418	1,685,052	-	(79,133)	4,608,337
Depreciation expense	1,355	54,014	-	-	55,369
Operating expenses	5,254,480	3,897,490	-	(79,133)	9,072,837
Operating income (loss)	(5,012,180)	442,056	-	327,000	(4,243,124)

Other Income (Expense)
Interest expense	(699,149)	(59,950)	-	-	(759,099)
Interest income	4,892	6,926	-	-	11,818
Gain/loss on sale of assets	-	1,995	-	-	1,995
Gain (Loss) on extinguishment of debt	(1,376,756)	-	-	-	(1,376,756)
Net income (loss) before income tax provision	(7,083,193)	391,027	-	327,000	(6,365,166)
Provision for income tax	-	-	-	-	-
Net income (loss)	$(7,083,193)	$391,027	$-	$327,000	$(6,365,166)
Basic and diluted income (loss) per share	$(23.71)	$-	$-	$-	$(21.31)
Weighted average common shares outstanding - basic and diluted	298,760	-	-	-	298,760

Pro Forma [Member]
SCHEDULE OF ACQUISITIONS CONTINGENT CONSIDERATION

The following table summarizes the consideration transferred as a result of the combination.

Deposits paid with contract	$350,000
Cash payment due at closing	9,150,000
Reimbursement for equipment purchased since June 30, 2021	400,000
Transaction Consideration	$9,900,000

RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED

Total assets (approximate)	$7.070,000
Total liabilities (approximate)	1,730,000
Net acquired tangible assets	5,340,000
Goodwill and other intangible assets	4,900,000
Allocation of the Estimated Transaction Consideration	$10,240,000

SCHEDULE OF BUSINESS ACQUISITION PRO FORMA INFORMATION

a.	To record estimated working capital financing (of which there was none required) in addition to Transaction Consideration, as of December 31, 2022.

	American Rebel Holdings, Inc.	Champion Entities		Total
Additional working capital	$-		$-	$-
Additional paid in capital	-		-	-
Pro forma net adjustment	$-	$		$-

Unaudited Pro Forma Condensed Combined Statements of Operations Adjustments

b.	To adjust Revenue and Cost of Goods Sold for estimated transactions between companies:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Revenue	$(300,000)	$(600,000)
Cost of Goods Sold	(550,000)	(600,000)
General and Administrative Costs	80,000	-
Pro forma net adjustment	$(330,000)	$-

c.	To adjust interest expense and loss on extinguishment of debt based upon debt obligations eliminated by working capital financing (of which there is none required) in connection with the acquisition:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Interest expense	$-	$(1,800,000)
Loss on extinguishment of debt	-	(725,000)
Pro forma net adjustment	$-	$(2,525,000)